CMG LARGE CAP VALUE FUND
                                  (the "Fund")
                 Supplement to Prospectus dated December 1, 2004


         The section "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" is revised in its entirety with respect to "Portfolio Manager for the Fund" and replaced with the following for CMG Large Cap Value Fund:


Lori J. Ensinger, a senior portfolio manager of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since August, 2005. Ms. Ensinger has been associated with Columbia Management or its affiliates since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments, Inc. from 1999 to 2001.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since August, 2005. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since August, 2005. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

Noah J. Petrucci, a portfolio manager of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since August, 2005. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments, Inc. from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.



SUP-47/89940-0805                                               August 19, 2005

                            CMG SMALL CAP VALUE FUND
                                  (the "Fund")
                 Supplement to Prospectus dated December 1, 2004


         The section "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" is revised in its entirety with respect to "Portfolio Manager for the Fund" and replaced with the following for CMG Small Cap Value Fund:

Stephen D. Barbaro, a vice president of Columbia Management, is the co-manager of the Fund and has managed or co-managed the Fund since May, 2003. Mr. Barbaro has been associated with Columbia Management or its affiliates since 1976.

Jeremy Javidi, a vice president of Columbia Management, is the co-manager of the Fund and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Management or its affiliates since January, 2000.


SUP-47/90126-0805                                               August 19, 2005